Related Party Transactions (Details) - EBP 053 - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 171,611,027	$ 171,611,027	$ 151,709,835
Administrative expenses		318,647
Notes receivable from participants	$ 2,667,790	2,667,790	2,630,314
Interest income on notes receivable from participants		220,248	$ 196,918
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses		$ 9,430
Popular, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	119,871	119,871	125,770
Investments, at fair value	$ 14,926,326	$ 14,926,326	$ 11,829,920
Investment, purchased, number of shares (in shares)		14,898
Acquisition price		$ 1,625,982
Investment sold, number of shares (in shares)		20,800
Carrying value		$ 1,043,462
Realized gain on investment		$ 1,079,049
Accrued dividend income	$ 88,451		$ 83,131